17. CAPITAL STOCK	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 17. CAPITAL STOCK

Common Stock

The Company’s common stock is traded on the Over the Counter Bulletin Board (“OTCBB”) market system Pink Sheets under the ticker symbol COTE.

Effective January 1, 2012, a new anti-dilution arrangement was established, pursuant to which George J. Coates, majority shareholder, is to be issued one restricted share of common stock of the Company for each new share issued to any person or entity that is not a member of the Coates family.

During the year ended December 31, 2012:

●	The Company sold in a series of transactions, 5,557,375 restricted shares of its common stock, and 10,839,752 warrants to purchase one share of its common stock at exercise prices ranging from $0.045 to $0.12 per share and received proceeds of $355,000 from the son of a director. These transactions were private sales of unregistered, restricted securities pursuant to stock purchase agreements.

●	The Company issued 190,185 restricted shares of its common stock to the son of a director in consideration for 185,185 tradable shares of common stock which were utilized to pay for services.

●	The Company sold a total of 551,281 restricted shares of its common stock in consideration for $35,000 to Dr. Frank J. Adipietro, director. These transactions were private sales of unregistered, restricted securities pursuant to a stock purchase agreement.

●	The Company sold a total of 2,256,677 registered shares of its common stock under an equity line of credit with Dutchess Opportunity Fund II, LP and received proceeds of $259,000. (See Note 23.) There were no offering costs related to the sales of these shares.

●	In a series of transactions, $372,000 principal amount of convertible promissory notes, including $12,000 of accrued interest thereon were converted into 8,415,515 restricted shares of the Company’s common stock.

●	The Company issued 1,100,000 and 240,000 restricted shares of its common stock to Dr. Richard W. Evans and Dr. Frank J. Adipietro, directors, respectively. These shares were originally awarded as compensatory stock awards in 2011.

●	By mutual agreement, a $120,000 principal amount promissory note due to Dr. Richard W. Evans was converted into 2,000,000 restricted shares of the Company’s common stock.

●	By mutual agreement, a $50,000 principal amount promissory note, plus accrued interest thereon of $7,000, due to Dr. Frank J. Adipietro, was converted into 639,939 restricted shares of the Company’s common stock.

●	Under the anti-dilution arrangement which became effective January 1, 2012, George J. Coates was awarded 20,275,046 restricted shares of the Company’s common stock during the year ended December 31, 2012. Of this amount, 18,593,313 shares of common stock were initially issued throughout 2012. In December 2012, these shares were cancelled and restored to unissued status. The entire 20,275,046 shares of common stock awarded in 2012 were then reissued in January 2013. The estimated fair value of these shares was $1,674,000, which amount is included in stock-based compensation expense in the accompanying consolidated statement of operations for the year ended December 31, 2012.

During the year ended December 31, 2011:

●	The Company sold in a series of transactions, 1,930,035 restricted shares of its common stock, and 1,930,035 warrants to purchase one share of its common stock at exercise prices ranging from $0.25 to $0.35 per share and in consideration for $525,000 received from the son of a director. These transactions were private sales of unregistered, restricted securities pursuant to stock purchase agreements.

●	The Company sold 200,000 restricted shares of its common stock in consideration for $50,000 received from Dr. Richard W. Evans. This transaction was a private sale of unregistered, restricted securities pursuant to a stock purchase agreement.

●	In a series of transactions, $350,000 principal amount of convertible promissory notes, including $13,000 of accrued interest thereon were converted into 3,046,480 restricted shares of the Company’s common stock.

●	The Company sold 10,000 registered shares of its common stock under an equity line of credit with Dutchess Opportunity Fund II, LP and received proceeds of $1,000. (See Note 23.) There were no offering costs related to the sale of these shares.

●	The outstanding balance of promissory notes issued to The Coates Trust, a trust controlled by George J. Coates, totaling approximately $198,000, including accrued interest thereon, was converted into 1,165,507 restricted shares of the Company's common stock.

●	The outstanding balance of promissory notes issued to Richard W. Evans and Frank J. Adipietro, including accrued interest totaling approximately $131,000 and $188,000, respectively, were converted into 768,848 and 1,100,922 restricted shares, respectively, of the Company's common stock.

●	The Company granted a compensatory stock award of 620,000 restricted shares of its common stock to George J. Coates. These shares were initially issued and later cancelled and restored to unissued status in 2012. The estimated fair value of these shares was $87,000. This amount is included in deferred stock-based compensation payable in the accompanying balance at December 31, 2012.

At December 31, 2012, the Company had reserved 46,166,880 shares of its common stock to cover the potential conversion of convertible securities and exercise of stock options and warrants.

Preferred Stock and anti-dilution rights

The Company is authorized to issue 100,000,000 new shares of preferred stock, par value, $0.001 per share (the “Preferred Stock”). The Company may issue any class of the Preferred Stock in any series. The board shall have authority to establish and designate series, and to fix the number of shares included in each such series and the relative rights, preferences and limitations as between series, provided that, if the stated dividends and amounts payable on liquidation are not paid in full, the shares of all series of the same class shall share ratably in the payment of dividends including accumulations, if any, in accordance with the sums which would be payable on such shares if all dividends were declared and paid in full, and in any distribution of assets other than by way of dividends in accordance with the sums which would be payable on such distribution if all sums payable were discharged in full. Shares of each such series when issued shall be designated to distinguish the shares of each series from shares of all other series.

The board has designated 100,000 shares of preferred stock as Series A Preferred Stock, $0.001 par value per share. Each share of Series A Preferred Stock entitles the holder of record to the right to vote 10,000 shares of common stock with respect to all matters that are submitted to a vote of shareholders. The Series A Preferred Stock does not provide the holder any rights to share in dividends or any distribution of assets to any other shareholders of any other class of the Company’s securities in a liquidation or for any other purpose.

In order to enable the Company to raise needed working capital, an anti-dilution arrangement was established which authorized the issuance of shares of Series A Preferred Stock to George J. Coates to restore the Coates Family’s voting percentage upon any future issuance of new shares of the Company’s common stock as a result of a sale or conversion of securities into common stock (except that no Series A Preferred Stock shall be issued to George J. Coates to restore the Coates Family voting percentage in connection with any new shares of common stock issued upon sale or conversion of the Company’s securities pursuant to public offerings by the Company). This anti-dilution arrangement was terminated on December 31, 2011 and replaced with a new anti-dilution arrangement as previously described.

During the year ended December 31, 2011, 8,882 shares of Series A Preferred Stock were issued to George J. Coates pursuant to an anti-dilution agreement in effect and a compensatory award of 50,000 shares of Series A Preferred Stock was granted to George J. Coates resulting in the right to 588,820,000 aggregate additional votes.

Each issuance of shares of Series A Preferred Stock to George J. Coates did not have any effect on the share of dividends or liquidation value of the holders of the Company’s common stock. However, the voting rights of the holders of the Company’s common stock are diluted with each issuance.

In 2010, the Company arranged for an independent professional services firm to determine the estimated fair value of the shares of Series A Preferred Stock provided to Mr. Coates. Based on this estimated valuation, the aggregate estimated fair value of the Series A Preferred Stock provided to Mr. Coates in 2011 amounted to $147,000. This amount, which did not require any outlay of cash, was recorded as stock-based compensation expense in the accompanying consolidated statement of operations for the year ended December 31, 2011.